Changes in Accounting Policies - Summary of Effects Arising from Initial Application of IFRS 15 (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2018
Disclosure of initial application of standards or interpretations [line items]
Operating revenue	¥ 736,819	¥ 740,514	¥ 708,421
Revenue from telecommunications services	670,907	668,351	623,422
Revenue from sales of products and others	65,912	72,163	84,999
Operating expenses	615,432	620,388	590,333
Selling expenses	60,326	61,086	57,493
Cost of products sold	66,231	73,668	87,352
Other operating expenses	174,229	182,243	¥ 167,073
Non-current assets
Deferred tax assets	29,654	33,343
Other non-current assets	8,442			¥ 6,469
Current assets
Contract assets	5,022			4,139
Current liabilities
Accrued expenses and other payables	195,572	190,866
Deferred revenue	63,185	85,282
Equity
Reserves	650,275	¥ 583,506
Increase (decrease) due to application of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from telecommunications services	10,833
Revenue from sales of products and others	(5,821)
Selling expenses	6,048
Cost of products sold	847
Other operating expenses	54
Non-current assets
Deferred tax assets	3,301			(2,879)
Other non-current assets	(8,442)			6,469
Current assets
Contract assets	(5,022)			4,139
Current liabilities
Accrued expenses and other payables	68			(782)
Deferred revenue	177			(385)
Equity
Reserves	(10,408)			¥ 8,896
Amounts (Balance) without adoption of IFRS 15 [member]
Disclosure of initial application of standards or interpretations [line items]
Revenue from telecommunications services	681,740
Revenue from sales of products and others	60,091
Selling expenses	66,374
Cost of products sold	67,078
Other operating expenses	174,283
Non-current assets
Deferred tax assets	32,955
Other non-current assets	0
Current assets
Contract assets	0
Current liabilities
Accrued expenses and other payables	195,640
Deferred revenue	63,362
Equity
Reserves	¥ 639,867